PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2013
PREPAYMENTS AND OTHER CURRENT ASSETS

6. PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets are as follows:

	December 31, 2012	December 31, 2013	December 31, 2013
	RMB	RMB	US$
			(Note 3)
Receivable from equity method investee (Note 16(ii))	9,750,000	0	0
Receivable from cost method investee (Note 8 <1>)	7,252,493	0	0
Accrued interest income	942,304	186,593	30,823
Prepayments and deposits	48,341,591	24,074,914	3,976,892
Others	9,735,816	8,203,091	1,355,055

	76,022,204	32,464,598	5,362,770

The balance of prepayments and deposits as of December 31, 2012 included amounts paid for the endorsement of Shanghai Shenhua Liansheng Football Club Co. Ltd. (“Shenghua”) and Drogba totaling RMB 30.2 million, which were fully amortized in 2013.